Operating expenses, Shares Held by Directors and Executives (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares Held by Executives and Directors [Abstract]
Executives and Directors as a group (in shares)	[1]	2,143,973	1,908,331	2,958,894
Number of restricted stock subject to vesting conditions (in shares)		498,818	595,832	725,665
President & Chief Executive Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		18 months
Chief Financial Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		12 months

[1]	Includes 498,818 (2022: 595,832, 2021: 725,665) shares of restricted stock subject to vesting conditions.